Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Receivables [Line Items]
Allowance for doubtful accounts receivable		$ 29	$ 16
Provision for doubtful accounts receivable	$ 12	$ 7	$ 7	$ 7